Fair Value Measurement	12 Months Ended
Dec. 31, 2025
Metropolitan Commercial Bank 401(k) Plan
Fair Value Measurement
Fair Value Measurement

4. Fair Value Measurement

The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy assigns the highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurement) and lowest priority to unobservable inputs (Level 3 measurement). The three levels of fair value hierarchy are described as follows:

Level 1 - Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities. An active market asset or liability is a market in which the transaction for the asset or liability occurs with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 - Observable inputs other than Level 1 prices, such as a quoted price for similar assets or liabilities; quoted market prices in markets that are active; or model-derived valuation or other inputs that are observable or can be corroborated by observable market data for substantially the full terms of the assets or liabilities.

4. Fair Value Measurement (cont.)

Level 3 - Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs. There have been no changes in the methodologies used at December 31, 2025 and 2024.

Following is a description of the valuation methodologies used for assets measured at fair value at December 31, 2025 and 2024.

Employer Stock Fund – The Employer stock fund is measured using the unit value calculated from the observable market price of the stock plus the cash of the short-term investment fund, which approximates fair value.

Registered Investment Companies - Shares of registered investment companies (i.e., mutual funds) are valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the SEC. These funds are required to publish their daily net asset value (NAV) and to transact at that price.  The mutual funds held by the Plan are deemed to be actively traded.

Common Collective Trust - The common collective trust is valued at the NAV of units of a bank collective trust.  The NAV is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the fund less its liabilities. Participant transactions (purchases and sales) may occur daily. If the Plan were to initiate a full redemption of the common collective trust, the investment advisor reserves the right to temporarily delay withdrawal from the trust in order to ensure that securities liquidations will be carried out in an orderly business manner.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while management believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following tables set forth by level, within the fair value hierarchy, the Plan’s investment assets at fair value as of December 31, 2025 and 2024.

December 31, 2025	Level 1	Level 2	Level 3	Total

Employer stock fund	$ 797,925	$ -	$ -	$ 797,925
Registered investment companies	41,154,235	-	-	41,154,235
Common collective trust measured at NAV*				924,378

Total at fair value				$ 42,876,538

December 31, 2024	Level 1	Level 2	Level 3	Total

Employer stock fund	$ 528,157	$ -	$ -	$ 528,157
Registered investment companies	31,592,755	-	-	31,592,755
Common collective trust measured at NAV*				1,040,310

Total at fair value				$ 33,161,222

* Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value to the amounts presented in the statements of net assets available for benefits.

Fair value of investments in certain entities that calculate NAV per share (or its equivalent) follows:

		DOCVARIABLE BP<Current Period Date'Description><Text'CP'1P'yyyy'> 2022
Investment	Fair Value 2025	Fair Value 2024	Unfunded Commitments	Redemption Frequency	Redemption Notice Period

Common/collective trust	$924,378	$1,040,310	None	Daily	Daily